Convertible Preferred Stock and Stockholders' Deficit - Warrants (Details) - $ / shares	4 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Convertible preferred stock and stockholders' deficit
Nominal exercise price		$ 3.3334
Common Stock Warrants
Convertible preferred stock and stockholders' deficit
Number of warrants issued	2,999,950
Nominal exercise price	$ 3.3334
Common Stock Warrants | Warrant expiration upon initial public offering effectiveness scenario
Convertible preferred stock and stockholders' deficit
Warrants term	5 years
Common Stock Warrants | Warrant expiration upon initial closing of financing scenario
Convertible preferred stock and stockholders' deficit
Warrants term	18 months